John Hancock Funds II
Disciplined Alternative Yield Fund (the fund)

Supplement dated December 12, 2019 to the current Prospectus (the Prospectus), as may be supplemented

At its in-person meeting held on December 10 – 12, 2019, the Board of Trustees of John Hancock Funds II (the Board) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. The fund generally will not accept orders to purchase shares of the fund beginning on or about January 13, 2020 except at the fund’s sole discretion, certain accounts affiliated with the fund’s advisor may continue to purchase shares of the fund after that date. On or about February 12, 2020, the fund will distribute pro rata all of its assets to its shareholders, and all outstanding shares will be redeemed and cancelled.

For more information, please call John Hancock Investment Management at 800-225-5291.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II
Disciplined Alternative Yield Fund (the fund)

Supplement dated December 12, 2019 to the current Statement of Additional Information (the SAI), as may be supplemented

At its in-person meeting held on December 10 – 12, 2019, the Board of Trustees of John Hancock Funds II (the Board) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. The fund generally will not accept orders to purchase shares of the fund beginning on or about January 13, 2020, except at the fund’s sole discretion, certain accounts affiliated with the fund’s advisor may continue to purchase shares of the fund after that date. On or about February 12, 2020, the fund will distribute pro rata all of its assets to its shareholders, and all outstanding shares will be redeemed and cancelled.

For more information, please call John Hancock Investment Management at 800-225-5291.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.

John Hancock Funds II (the Trust)
Supplement dated December 12, 2019 to the current prospectus, as may be supplemented

Global Bond Fund (the fund)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current prospectus.

At an in-person meeting held on December 10-12, 2019, the Trust’s Board of Trustees (Board) approved revisions to the fund’s 80% investment policy of investing in fixed-income instruments that are economically tied to at least three countries, as set forth below, that will take effect on or about February 28, 2020 (Effective Date). Pursuant to these revisions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments.

In addition, the Board approved the appointment of Wellington Management Company LLP (Wellington Management) to replace Pacific Investment Management Company LLC (PIMCO) as subadvisor to the fund effective on or about the close of business on the Effective Date. The Board also approved changes to the fund’s name, principal investment strategies, primary benchmark, a reduction in the fund’s management fee schedule, and additional changes described below, each effective as of the Effective Date.

In connection with the changes described above, the prospectus is hereby amended as of the Effective Date as follows:

1.	All references to PIMCO are deleted and replaced with Wellington Management as the subadvisor.

2.	The fund’s name is changed to Opportunistic Fixed Income Fund, and all references to Global Bond Fund are changed to reflect the fund’s new name.

3.	The “Principal investment strategies” portion of the "Fund summary" section and the separate “Principal Investment Strategies” section of the prospectus are revised and restated in their entirety as follows:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments. These fixed-income instruments may be denominated in foreign currencies or in U.S. dollars, and the fund may use derivatives to gain exposure or to hedge within the portfolio.

In order to achieve its investment objective, the manager seeks to:

•	invest across multiple asset types, geographies, credit tiers, and time horizons;
•	provide timely and dynamic exposure to a portfolio of high conviction global fixed income securities consisting of sovereign debt, inflation-linked bonds, corporate / high yield credit, securitized debt, bank loans, emerging markets debt, convertible and hybrid securities;
•	actively manage risk with the goal of aligning long-term volatility of the portfolio with the Bloomberg Barclays Global Aggregate Bond Index hedged to USD.
•	generate total returns through three main approaches: strategic sector positioning, market-neutral strategies, and tactical asset allocation:
o	the strategic sector component of the portfolio provides exposure to non-core investment opportunities (e.g. emerging markets debt, high yield credit, bank loans etc.) that are designed to capture the repricing of long-term structural themes in the business cycle;
o	the market neutral component of the portfolio is primarily expressed via relative value positioning, aimed at providing incremental return with low correlation to the direction of global fixed income markets. Market neutral positions are typically taken on interest rates, currencies, corporate / high yield credit, and emerging market debt positions; and tactical asset allocation is used to capture both short and medium term dislocations in the market.

o	Tactical opportunities are primarily expressed via sector rotation, country selection, security selection, currency management strategies and duration management strategies.
•	combine the three approaches noted above in a holistic manner while managing aggregate portfolio risk.

The fund may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities for defensive or other purposes. The fund may engage in active trading and may have a high portfolio turnover rate.

The fund makes significant use of derivative instruments and may take both long and short positions in securities. Derivatives may be used for purposes of hedging and/or efficient portfolio management and/or investment purposes. Derivatives may be exchange-traded or over-the-counter and may include futures contracts, options, credit default swaps, foreign currency swaps, interest rate swaps, total return swaps and foreign currency forward contracts. In its use of derivatives, the fund aims to contribute to the target return and the volatility strategies of the fund. The use of derivative instruments as part of the investment strategy means that the fund may, from time to time, have substantial holdings in liquid assets, including deposits and money market instruments.

4.	The “Principal risks” of the “Fund summary” section and the "Fund details" section of the prospectus are revised to remove “Mortgage-backed and asset-backed securities risk.”

5.	The following disclosure is added following the first paragraph under the heading “Past Performance” in the “Fund summary” section:

Prior to February 28, 2020, the fund was managed by a different subadvisor pursuant to different strategies, and thus, the performance presented prior to this date should not be attributed to the current subadvisor, Wellington Management Company LLP (“Wellington Management”). The fund’s performance shown below might have differed materially had Wellington Management managed the fund prior to February 28, 2020.

As of the Effective Date, in connection with the fund’s revised principal investment strategies, the fund’s benchmark will change from the Bloomberg Barclays Global Aggregate Bond Index to the Bloomberg Barclays Global Aggregate USD Hedged Index to better reflect the universe of investment opportunities based on the fund’s revised principal investment strategies.

6.	The information regarding the subadvisor under the heading “Investment management” in the “Fund summary” section is revised and restated in its entirety as follows:

Subadvisor Wellington Management Company LLP (“Wellington Management”)

7.	In the “Fund summary” section, the information under the heading “Portfolio management” is revised and restated in its entirety as follows:
Brian M. Garvey	Brij S. Khurana
Senior Managing Director, Partner, and	Managing Director and
Portfolio Manager	Portfolio Manager
Managed the fund since 2020	Managed the fund since 2020

8.	In addition, the advisory fee schedule for the fund, as shown in “Appendix A Schedule of Management Fees,” is revised and restated as follows:

Fund	APR	Advisory Fee Breakpoint
Opportunistic Fixed Income Fund	0.650%	— on all assets.*

(formerly Global Bond Fund)

* The fee schedule above became effective February 28, 2020.

9.	The following information is being added to the portfolio manager information for the fund in the section entitled “Subadvisory Arrangements and Management Biographies,” under the section titled “Wellington Management Company LLP (“Wellington Management”).”

Fund	Portfolio Managers
Opportunistic Fixed Income Fund	Brian M. Garvey
(formerly Global Bond Fund)	Brij S. Khurana

•	Brian M. Garvey. Senior Managing Director, Partner and Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2007.
•	Brij S. Khurana. Managing Director and Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2016.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II (the Trust)

Global Bond Fund (the fund)

Supplement dated December 12, 2019 to the current Statement of Additional Information (the SAI), as may be supplemented

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current SAI.

At an in-person meeting held on December 10–12, 2019, the Trust’s Board of Trustees (the Board) approved the appointment of Wellington Management Company LLP (Wellington Management) to replace Pacific Investment Management Company LLC (PIMCO) as subadvisor to the fund effective on or about the close of business on February 28, 2020 (the Effective Date). In addition, the Board approved a change in the fund’s name effective as of the Effective Date.

In connection with the appointment of Wellington Management as subadvisor to the fund along with other related changes, the SAI is hereby amended as of the Effective Date as follows:

1.	All references to PIMCO are deleted and replaced with Wellington Management as the subadvisor.

2.	The fund’s name is changed to Opportunistic Fixed Income Fund, and all references to Global Bond Fund are changed to reflect the fund’s new name.

You should read this supplement in conjunction with the SAI and retain it for future reference.

John Hancock Funds II
Supplement dated December 12, 2019 to the current prospectus, as may be supplemented

Global Equity Fund (the fund)

At an in-person meeting held on December 10–12, 2019, the Board of Trustees of John Hancock Funds II approved a reduction in the fund’s management fee schedule effective on or about April 29, 2020 (Effective Date).

Therefore, as of the Effective Date, the disclosure regarding the fund’s management fee schedule is amended as follows:

Average daily net assets ($)	Annual Rate (%)
First 1 billion	0.800
Excess over 1 billion	0.790

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II (the Trust)
International Value Fund (the fund)

Supplement dated December 12, 2019 to the current Prospectus (the prospectus), as may be supplemented

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current prospectus.

At an in-person meeting held on December 10-12, 2019, the Trust’s Board of Trustees (the Board) approved the appointment of Boston Partners Global Investors, Inc. (Boston Partners), to replace Templeton Investment Counsel, LLC (Templeton) as subadvisor to the fund, which is expected to be effective on or about February 12, 2020 (the Effective Date). In addition, the Board approved a reduction in the fund’s management fee schedule, effective as of the Effective Date.

In connection with the changes described above, the prospectus is hereby amended as of the Effective Date as follows:

1.	All references to Templeton are deleted and replaced with Boston Partners as the subadvisor.

2.	The following disclosure is added following the first paragraph under the heading “A note on performance” in the “Fund summary” section:

Prior to February 12, 2020, the fund was managed by a different subadvisor pursuant to different strategies, and thus, the performance presented prior to this date should not be attributed to the current subadvisor, Boston Partners Global Investors, Inc. Boston Partners). The fund’s performance shown below might have differed materially had Boston Partners managed the fund prior to February 12, 2020.

3.	The information regarding the subadvisor and sub-subadvisor under the heading “Investment management” in the “Fund summary” section is revised and restated in its entirety as follows:

Subadvisor Boston Partners Global Investors, Inc. (Boston Partners)

4.	In the “Fund summary” section, the information under the heading “Portfolio management” is revised and restated in its entirety as follows:
Joseph F. Feeney, Jr. CFA	Christopher K. Hart, CFA	Joshua M. Jones, CFA	Joshua White, CFA
Co-Chief Executive Officer and Chief Investment Officer—Equities Managed the fund since 2020	Portfolio Manager Managed the fund since 2020	Portfolio Manager Managed the fund since 2020	Portfolio Manager Managed the fund since 2020

7.	As of the Effective Date, under “Appendix A: Schedule of Management Fees” the disclosure regarding the fund’s management fee schedule is revised and restated as follows:

Fund	APR	Advisory Fee Breakpoint
International Value Fund	0.825%	— first $300 million*;
	0.775%	— $300 million to $2.5 billion*;
	0.750%	— next $500 million; and
	0.725%	— excess over $3 billion.**
*When aggregate net assets are equal to or exceed $300 million, the advisory fee is 0.775% on all net assets up to $2.5 billion.
**The fee schedule above became effective February 28, 2020.

8.	The following information is being added to the portfolio manager information for the fund in the section entitled “Subadvisory Arrangements and Management Biographies,” under the section titled “Boston Partners Global Investors, Inc., doing business as Boston Partners.”

Fund	Portfolio Managers
International Value Fund	Joseph F. Feeney, Jr., CFA
Christopher K. Hart, CFA
Joshua M. Jones, CFA
Joshua White, CFA

•	Joseph F. Feeney, Jr., CFA. Co-Chief Executive Officer and Chief Investment Officer—Equities; managed the fund since 2020; joined subadvisor in 1995.
•	Christopher K. Hart, CFA. Portfolio Manager; managed the fund since 2020; joined subadvisor in 2002.
•	Joshua M. Jones, CFA. Portfolio Manager; managed the fund since 2020; joined subadvisor in 2006.
•	Joshua White, CFA. Portfolio Manager; managed the fund since 2020; joined subadvisor in 2006.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II (the Trust)

International Value Fund (the fund)

Supplement dated December 12, 2019 to the current Statement of Additional Information (the SAI), as may be supplemented

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current SAI.

At an in-person meeting held on December 10-12, 2019, the Trust’s Board of Trustees approved the appointment of Boston Partners Global Investors, Inc. (Boston Partners), to replace Templeton Investment Counsel, LLC (Templeton) as subadvisor to the fund, which is expected to be effective on or about February 12, 2020 (the Effective Date).

In connection with the appointment of Wellington Management as subadvisor to the fund along with other related changes, the SAI is hereby amended as of the Effective Date as follows:

1.	All references to Templeton are deleted and replaced with Boston Partners as the subadvisor.

You should read this supplement in conjunction with the SAI and retain it for future reference.